SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure in this Form 8-K or would be required to be recognized in the consolidated financial statements as of and for the year ended December 31, 2015, except as disclosed below.
On January 20, 2016, the Company originated a $56.0 million first mortgage loan on a hotel portfolio located in California. At closing, the outstanding principal balance was approximately $56.0 million. The loan has an interest rate of LIBOR +4.75% (plus origination and exit fees) subject to a 0.25% LIBOR floor and an initial term of three years.

On February 26, 2016, the Company amended its BAML Facility to expand the eligible assets to include loans secured by general and affordable multifamily properties.

On February 26, 2016, the Company amended its March 2014 CNB Facility to extend the maturity date to March 11, 2017. In addition, the Company continues to have one 12-month extension at its option provided that certain conditions are met and applicable extension fees are paid, which, if exercised, would extend the final maturity of the March 2014 CNB Facility to March 10, 2018.

On February 28, 2016, the Company’s board of directors increased the size of the existing $20.0 million stock repurchase program to $30.0 million and extended the stock repurchase program through March 31, 2017. See ‘‘Market For Registrant’s Common Equity, Related Stockholder Matters And Issuer Purchases Of Equity Securities—Issuer Purchases of Equity Securities’’ for more information on the stock repurchase program.

On March 1, 2016, the Company declared a cash dividend of $0.26 per common share for the first quarter of 2016. The first quarter 2016 dividend is payable on April 15, 2016 to common stockholders of record as of March 31, 2016.